Estimated Fair Value of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2022

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥954,827	¥954,827	¥954,827	¥0	¥0
Restricted cash	136,985	136,985	136,985	0	0
Installment loans (net of allowance for credit losses)	3,814,773	3,806,552	0	261,031	3,545,521
Equity securities*1	385,271	385,271	112,200	160,099	112,972
Trading debt securities	2,503	2,503	0	2,503	0
Available-for-sale debt securities	2,174,891	2,174,891	1,095	2,032,736	141,060
Held-to-maturity debt securities	114,312	135,441	0	112,678	22,763
Other Assets:
Time deposits	4,197	4,197	0	4,197	0
Derivative assets*2	31,033	31,033	0	0	0
Reinsurance recoverables (Investment contracts)	6,216	6,049	0	0	6,049
Liabilities:
Short-term debt	¥439,639	¥439,639	¥0	¥439,639	¥0
Deposits	2,106,900	2,108,169	0	2,108,169	0
Policy liabilities and Policy account balances (Investment contracts)	178,170	178,159	0	0	178,159
Long-term debt	4,427,046	4,426,629	0	1,456,822	2,969,807
Other Liabilities:
Derivative liabilities*2	85,372	85,372	0	0	0

*1	The amount of ¥25,999 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

September 30, 2022

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥925,965	¥925,965	¥925,965	¥0	¥0
Restricted cash	120,056	120,056	120,056	0	0
Installment loans (net of allowance for credit losses)	3,930,534	3,897,327	0	356,411	3,540,916
Equity securities*1	362,265	362,265	98,885	133,008	130,372
Trading debt securities	2,948	2,948	0	2,948	0
Available-for-sale debt securities	2,215,540	2,215,540	5,674	2,014,861	195,005
Held-to-maturity debt securities	115,461	130,882	0	109,443	21,439
Other Assets:
Time deposits	5,544	5,544	0	5,544	0
Derivative assets*2	89,451	89,451	0	0	0
Reinsurance recoverables (Investment contracts)	5,772	5,551	0	0	5,551
Liabilities:
Short-term debt	¥461,673	¥461,673	¥0	¥461,673	¥0
Deposits	2,098,724	2,099,855	0	2,099,855	0
Policy liabilities and Policy account balances (Investment contracts)	169,380	169,339	0	0	169,339
Long-term debt	4,948,712	4,895,318	0	1,709,834	3,185,484
Other Liabilities:
Derivative liabilities*2	84,990	84,990	0	0	0

*1	The amount of ¥47,936 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”